Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets.
Schedule of estimated useful lives of finite lived intangible assets

Licence and spectrum fees	3 - 40 years

Software	3 - 10 years

Brands	1 - 30 years

Customer bases	2 - 37 years

Schedule of reconciliation of changes in goodwill and intangible assets

	Goodwill € m	Licence and spectrum fees € m	Computer software € m	Customer bases € m	Other € m	Total € m

Cost

1 April 2024	77,252	27,292	17,434	9,320	486	131,784

Exchange movements	(252)	62	(63)	17	(18)	(254)

Acquisition of subsidiaries	7	–	–	4	–	11

Additions 1	–	236	2,414	–	5	2,655

Disposals	–	(98)	(772)	–	(1)	(871)

Hyperinflation impacts	709	301	291	49	39	1,389

Other	–	–	(45)	–	–	(45)

31 March 2025	77,716	27,793	19,259	9,390	511	134,669

Exchange movements	(571)	(734)	(424)	(56)	(40)	(1,825)

Acquisition of subsidiaries 2	1,465	1,001	897	541	231	4,135

Additions 1	–	1,083	2,142	1	8	3,234

Disposals	–	(305)	(942)	–	(3)	(1,250)

Hyperinflation impacts	627	293	285	44	35	1,284

Other	–	–	(97)	–	–	(97)

31 March 2026	79,237	29,131	21,120	9,920	742	140,150

Accumulated impairment losses and amortisation 1 April 2024	52,296	21,731	12,104	6,338	463	92,932

Exchange movements	(318)	106	(58)	16	(14)	(268)

Impairments	4,515	–	–	–	–	4,515

Charge for the year	–	651	2,431	605	8	3,695

Disposals	–	(98)	(767)	–	(1)	(866)

Hyperinflation impacts	709	176	250	49	39	1,223

31 March 2025	57,202	22,566	13,960	7,008	495	101,231

Exchange movements	(510)	(504)	(314)	(41)	(26)	(1,395)

Charge for the year	–	722	2,682	674	12	4,090

Disposals	–	(197)	(932)	–	–	(1,129)

Hyperinflation impacts	627	180	242	44	35	1,128

Other	–	–	(52)	–	–	(52)

31 March 2026	57,319	22,767	15,586	7,685	516	103,873

Net book value

31 March 2025	20,514	5,227	5,299	2,382	16	33,438

31 March 2026	21,918	6,364	5,534	2,235	226	36,277
Notes:

1.	Licence and spectrum additions include € 771 million (FY25: € nil) of deferred payments which are included in borrowings in the Statement of Financial Position, see Note 21 for further details.

2.	Primarily attributable to the merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK. See note 27 ‘Acquisitions and disposals’ for further details.

Schedule of net book value of significant licenses

		2026	2025

	Expiry dates	€m	€ m

Germany	20 30 - 2040	2,290	2,392

UK	2033 - 2041	1,622	965

Vodacom	202 7 - 2042	932	771

Türkiye	2042	824	366